ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis. Accounts receivable, net of provision for doubtful accounts consist of the following:

	June 30,	December 31,
	2023	2022
Accounts receivable	$45,596,256	$47,783,610
Less: provision for doubtful accounts	(17,198,976)	(17,681,792)
Accounts receivable, net of provision for doubtful accounts	$28,397,280	$32,101,818

Provisions for doubtful accounts of accounts receivable were $398,378 and $3,286,320 for the six months ended June 30, 2023 and 2022, respectively. Movement of allowance for doubtful accounts was as follows:

	June 30,	June 30,
	2023	2022
Balance at beginning of the period	$17,681,792	$4,702,394
Charge to expenses	398,378	3,286,320
Foreign exchange (income) loss	(881,194)	1,302,404
Balance at end of the period	$17,198,976	$9,291,118